Property and equipment	3 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property and equipment

6. Property and equipment

Property and equipment consists of (in thousands):

(in thousands)	September 30, 2022	June 30, 2022
Lab equipment	$1,143	$1,143
Software	1,380	1,476
Office equipment	124	124
Office furniture	35	35
Leasehold improvements	576	576
Construction in progress	—	—
Total	3,258	3,354
Less accumulated depreciation and amortization	(910)	(796)
	$2,348	$2,558

Depreciation expense was $0.1 million for the three months ended September 30, 2022, respectively. Depreciation expense was $0.1 million for the three months ended September 30, 2021, respectively.

As of September 30, 2022 there was $1.1 million of unamortized capitalized software development costs. Amortization expense related to capitalized software development costs was $0.04 million and $0.04 million three months ended September 30, 2022 and 2021 respectively.

As of September 30, 2022, the expected amortization expense for software for the next five years and thereafter is as follows:

(in thousands)
2023	$125
2024	166
2025	166
2026	128
2027	111
Thereafter	371
$1,067